Income Taxes - Schedule of Significant Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 31,637	$ 23,582
Research and development credits	798	649
Lease liability	881
Accrued expenses	173	209
License payments	561	612
Stock based compensation	2,004	1,383
Other – net	101	138
Deferred tax asset	36,155	26,573
Valuation allowance	(35,389)	(26,536)
Net deferred tax asset	766	37
Right of use assets	(742)
Property and equipment	(24)	$ (37)
Net deferred tax liability	$ (766)